COMMITMENTS AND CONTINGENT LIABILITIES - Future Minimum Lease Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Future minimum lease commitments under non-cancelable operating leases
2023	$ 440
2024	103
2025	0
Total operating lease payments	543
Less: imputed interest	(54)
Present value of lease Liabilities	$ 489	$ 925